UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

1

Item 1.  Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2018

United States Government and Agency Obligations 94.59%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 56.19%
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.12%)	2.30	02/18/20	$3,000,000	$3,000,399
(Federal Reserve Bank Prime Loan + (3.08)%)	2.17	03/11/19	7,000,000	6,998,803
(Federal Reserve Bank Prime Loan + (2.98)%)	2.27	02/20/20	2,500,000	2,499,633
(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%)	2.34	04/12/19	3,000,000	3,002,468
(U.S. Treasury 3 Month Bill Money Market Yield + 0.09%)	2.28	06/19/19	8,000,000	8,006,275
(USD 1 Month LIBOR + 0.05%)	2.23	02/21/20	3,000,000	3,004,085
				26,511,663
Federal Home Loan Bank 33.79%
Fixed Rates:
	1.75	12/14/18	3,000,000	2,997,165
	1.50	03/08/19	4,000,000	3,985,424
	1.50	04/26/19	5,500,000	5,471,108
	1.20	05/23/19	1,000,000	991,814
Floating Rates:
(USD 1 Month LIBOR + (0.13)%)	2.09	10/26/18	2,500,000	2,499,932
				15,945,443
Tennessee Valley Authority 4.61%
Fixed Rates:
	1.75	10/15/18	2,174,000	2,173,593
Investments, at value 94.59%				44,630,699
(cost $44,664,291)
Other assets and liabilities, net 5.41%				2,550,256
Net Assets 100.00%				$47,180,955

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds 94.69%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.13%
City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM	3.10	12/01/21	$100,000	$101,381
University of South Alabama, Alabama, Refunding, RB	5.00	11/01/18	500,000	501,215
				602,596
Arizona 0.41%
City of Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	220,143

Arkansas 2.24%
Atkins School District No. 18, Arkansas, Refunding, GO Limited	1.00	02/01/19	420,000	417,820
Cave City School District No. 2-A, Arkansas, Refunding, GO Limited	1.00	02/01/19	260,000	258,521
City of Hot Springs Wastewater Revenue, Arkansas, RB	4.00	12/01/19	510,000	520,715
				1,197,056
California 0.61%
Newman-Crows Landing Unified School District, California, Refunding, GO Unlimited AGM	4.00	08/01/19	115,000	117,141
Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond	5.00	10/01/19	200,000	206,076
State of California, California, GO Unlimited	5.00	12/01/19	5,000	5,013
				328,230
Colorado 2.20%
City & County of Denver Airport System Revenue, Colorado, RB, Series B	5.00	11/15/27	300,000	327,702
City of Glendale, Colorado, Refunding, COP AGM	5.00	12/01/25	750,000	846,435
				1,174,137
Florida 8.72%
City of Jacksonville, Florida, Refunding, RB, Series C	5.00	10/01/20	270,000	285,617
City of Leesburg, Florida, Refunding, RB	5.00	10/01/21	405,000	435,885
City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM	4.00	10/01/19	250,000	254,662
City of Miramar, Florida, Refunding, RB	5.00	10/01/22	305,000	336,278
County of St. Johns, Florida, Refunding, RB AGM	5.00	10/01/20	310,000	327,996

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida (cont’d)
Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Florida, RB, Series A	5.00	08/15/19	$290,000	$297,125
Florida Department of Management Services, Florida, Refunding, COP, Series A	5.00	08/01/19	500,000	512,575
Florida Department of Management Services, Florida, COP, Series A	5.00	08/01/24	340,000	344,206
Orlando Utilities Commission, Florida, RB ‡	1.58	10/01/33	870,000	870,000
Pinellas County Health Facilities Authority, Florida, RB ‡	1.56	11/01/38	1,000,000	1,000,000
				4,664,344
Georgia 0.56%
Cobb County Hospital Authority, Georgia, RB ‡	1.56	04/01/36	300,000	300,000

Idaho 0.45%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A	5.00	07/15/21	225,000	241,864

Illinois 4.61%
Chicago Board of Education, Illinois, GO Unlimited, Series A NATL	5.25	12/01/19	300,000	306,717
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited	5.75	12/01/19	500,000	519,860
County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited	5.60	01/01/21	210,000	219,360
Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,049,070
Regional Transportation Authority, Illinois, RB, Series A, AMBAC	7.20	11/01/20	95,000	100,215
Village of Fox Lake, Debt Certificates, Illinois, RB, Series B	3.00	11/01/19	265,000	267,645
				2,462,867
Indiana 1.21%
Clark-Pleasant School Building Corp., Indiana, Refunding, RB	5.00	01/15/19	275,000	277,387
Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond	5.00	08/15/20	350,000	369,100
				646,487

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Iowa 1.19%
City of Clive, Iowa, Refunding, GO Unlimited, Series A	2.00	06/01/19	$235,000	$235,136
Iowa State Board of Regents, University of Iowa Hospitals and Clinics, Iowa, Refunding, RB, Series A	3.00	09/01/19	400,000	403,420
				638,556
Kentucky 1.02%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A	5.00	05/15/23	500,000	542,760

Louisiana 1.66%
State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A	5.00	08/01/26	800,000	884,624

Massachusetts 0.56%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Massachusetts, RB ‡	1.53	01/01/37	300,000	300,000

Michigan 2.76%
City of Wyoming, Water Supply System, Michigan, Refunding, RB	4.00	06/01/20	215,000	221,998
Michigan Public Power Agency, AFEC Project, Michigan, RB, Series A	4.50	01/01/19	280,000	281,504
Michigan State Hospital Finance Authority, Trinity Health, Michigan, RB, Series A	6.00	12/01/18	200,000	201,318
Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF	5.00	05/01/22	365,000	400,131
State of Michigan Trunk Line Revenue, Michigan, Refunding, RB	4.50	11/01/26	105,000	107,676
Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C	4.00	12/01/19	255,000	260,447
				1,473,074
Minnesota 0.55%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Minnesota, RB AGM ‡	1.59	08/15/25	295,000	295,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Missouri 4.54%
City of Kansas City, Missouri, Refunding, RB, Series B	5.00	08/01/19	$650,000	$665,801
City of Kansas City Water Revenue, Missouri, RB, Series F AGM	4.00	12/01/22	250,000	267,392
County of Jackson, Truman Sports Complex Project, Special Obligation, Missouri, Refunding, RB	5.00	12/01/18	215,000	216,017
Missouri State Board of Public Buildings, Missouri, RB, Series A	3.00	04/01/26	750,000	763,778
Missouri State Regional Convention & Sports Complex Authority, Missouri, Refunding, RB, Series A	5.00	08/15/19	500,000	513,290
				2,426,278
Nevada 0.60%
Las Vegas Valley Water District, Nevada, Refunding, GO Limited, Series D	5.00	06/01/27	315,000	321,278

New Jersey 1.86%
City of Atlantic City, Tax Appeal, New Jersey, Refunding, GO Unlimited	4.00	11/01/18	500,000	499,635
Middlesex County Improvement Authority, New Jersey, RB	5.00	07/01/25	425,000	492,864
				992,499
New York 12.72%
City of New York, New York, GO Unlimited ‡	1.70	08/01/44	1,000,000	1,000,000
City of New York, New York, GO Unlimited, Series B	5.00	08/01/19	400,000	410,192
City of New York, New York, GO Unlimited, Series E	5.25	08/01/22	875,000	972,160
City of New York, New York, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,101,900
Long Island Power Authority, New York, RB, Series B	5.00	09/01/21	465,000	502,228
Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A	5.00	03/01/21	350,000	364,808
New York City Water & Sewer System, New York, RB ‡	1.60	06/15/38	200,000	200,000
New York State Dormitory Authority, New York, Refunding, RB, Series B	5.00	02/15/26	750,000	873,818
New York State Housing Finance Agency, New York, RB ‡	1.57	05/15/37	500,000	500,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
New York (cont’d)
New York State Urban Development Corp., New York, RB, Series A-2 NATL	5.50	03/15/19	$615,000	$625,123
New York State Urban Development Corp., New York, Refunding, RB, Series D	5.50	01/01/19	250,000	252,280
				6,802,509
North Carolina 2.38%
City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A	5.00	10/01/21	1,000,000	1,058,250
County of Beaufort, North Carolina, RB	5.00	06/01/21	200,000	214,192
				1,272,442
Ohio 1.34%
City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM	5.25	09/15/22	130,000	144,774
County of Hamilton, Ohio, Refunding, GO Limited, Series A	5.00	12/01/24	500,000	572,515
				717,289
Oregon 0.39%
Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A	4.50	05/01/20	200,000	207,420

Pennsylvania 2.64%
Allegheny County Sanitary Authority, Pennsylvania, Refunding, RB AGM	5.00	06/01/19	700,000	713,713
Reading School District, Pennsylvania, GO Unlimited, Series A	5.00	04/01/20	400,000	414,604
Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A	5.00	11/01/19	275,000	282,904
				1,411,221
Rhode Island 2.24%
Rhode Island Housing & Mortgage Finance Corp., Rhode Island, RB ‡	1.66	04/01/39	1,200,000	1,200,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
South Carolina 3.60%
City of Columbia SC Waterworks & Sewer System Revenue, South Carolina, RB ‡	1.56	02/01/38	$100,000	$100,000
City of North Charleston SC, South Carolina, Tax Allocation Bond ‡	1.57	09/01/37	480,000	480,000
City of North Charleston SC, South Carolina, Tax Allocation Bond ‡	1.57	12/01/18	435,000	435,000
Spartanburg Regional Health Services District, South Carolina, Refunding, RB, Series A	5.00	04/15/19	600,000	609,252
Spartanburg Sanitation Sewer District, South Carolina, RB, Series A AGC	3.50	03/01/19	300,000	301,878
				1,926,130
Tennessee 1.05%
City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM	5.00	05/01/20	200,000	209,318
The Public Building Authority of Sevier County TN, Tennessee, RB ‡	1.59	06/01/32	350,000	350,000
				559,318
Texas 24.59%
Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD	5.00	02/15/22	410,000	447,494
City of Arlington, Certificates of Obligation, Texas, GO Limited, Series B	2.00	08/15/19	500,000	500,340
City of Austin/TX, Texas, Refunding, RB ‡	1.56	11/15/29	1,000,000	1,000,000
City of Cedar Hill, Texas, Refunding, GO Limited	5.00	02/15/22	800,000	870,712
City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊	3.07	02/15/20	150,000	145,473
City of Fort Worth Water & Sewer System Revenue, Texas, Refunding, RB	5.00	02/15/19	800,000	809,304
City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB	3.00	03/01/22	610,000	621,919
City of Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	300,014
City of Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,028,030
City of Round Rock, Texas, Refunding, GO Limited	2.00	08/15/19	465,000	465,237
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/19	90,000	90,751
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/20	95,000	96,509
Clear Lake City Water Authority, Waterworks & Sewer System, Texas, GO Unlimited	3.00	03/01/19	125,000	125,577

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont’d)
Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB	5.00	03/01/20	$350,000	$364,161
Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	305,000	311,381
Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM	3.00	04/01/22	305,000	307,269
Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A	5.00	05/15/21	500,000	535,965
Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	755,000	775,491
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB	5.00	12/01/21	500,000	538,255
Red River Education Finance Corp., Texas, RB ‡	1.57	03/15/35	700,000	700,000
San Antonio Water System, Texas, Refunding, RB	4.50	05/15/21	400,000	424,336
State of Texas, Texas, Refunding, GO Unlimited	5.00	10/01/20	550,000	582,038
Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A	6.20	02/15/40	2,000,000	2,107,840
				13,148,096
Utah 1.02%
County of Davis, Utah, Refunding, GO Unlimited	5.00	02/01/19	200,000	202,072
Utah State Building Ownership Authority, State Facilities Master Lease Program, Utah, Refunding, RB, Series C AGM	5.50	05/15/19	35,000	35,780
Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A	4.00	12/01/19	300,000	306,618
				544,470

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Washington 5.84%
County of Thurston, Washington, Refunding, GO Limited	5.00	12/01/20	$1,625,000	$1,727,700
Spokane Public Facilities District, Washington, Refunding, RB, Series B	5.00	12/01/21	950,000	1,029,629
Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B	4.00	12/01/19	355,000	363,367
				3,120,696

Investments, at value 94.69%				50,621,384
(cost $51,093,677)
Other assets and liabilities, net 5.31%				2,840,411
Net Assets 100.00%				$53,461,795

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 89.37%	Shares	Value
Airlines 3.27%
Delta Air Lines, Inc.	8,956	$517,926
Automotive/Truck Parts & Equipment - Original 2.53%
BorgWarner, Inc.	9,379	401,234
Beverages - Wine/Spirits 2.48%
Constellation Brands, Inc., Class A	1,827	393,938
Cable/Satellite TV 3.26%
Comcast Corp., Class A	14,622	517,765
Commercial Banks 2.44%
Zions Bancorp.	7,720	387,158
Computer Services 3.25%
DXC Technology Co.	5,504	514,734
Consumer Products - Miscellaneous 1.69%
The Clorox Co.	1,781	267,880
Containers - Metal/Glass 3.74%
Ball Corp.	13,480	592,985
Cruise Lines 3.75%
Royal Caribbean Cruises, Ltd.	4,583	595,515
Diversified Banking Institution 2.90%
Bank of America Corp.	15,638	460,696
Electric - Integrated 2.60%
NextEra Energy, Inc.	2,457	411,793
Electronic Components - Semiconductors 7.60%
Broadcom, Inc.	1,749	431,531
Intel Corp.	8,125	384,231
Texas Instruments, Inc.	3,624	388,819
		1,204,581
Finance - Credit Card 3.36%
Visa, Inc., Class A	3,550	532,820
Food - Miscellaneous/Diversified 2.90%
Mondelez International, Inc., Class A	10,721	460,574

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Investment Management/Advisory Services 2.66%
Affiliated Managers Group, Inc.	3,085	$421,781
Medical - Biomedical/Genetics 3.40%
Amgen, Inc.	2,604	539,783
Medical - Drugs 5.86%
AbbVie, Inc.	4,389	415,112
Zoetis, Inc.	5,608	513,468
		928,580
Medical - HMO 2.70%
UnitedHealth Group, Inc.	1,609	428,058
Oil Companies - Exploration & Production 2.56%
Cimarex Energy Co.	4,361	405,311
Oil Refining & Marketing 6.20%
Marathon Petroleum Corp.	6,724	537,718
Phillips 66	3,951	445,357
		983,075
REITS - Diversified 2.64%
American Tower Corp. REIT	2,878	418,173
Retail - Restaurants 3.54%
Yum! Brands, Inc.	6,172	561,097
Semiconductor Equipment 2.32%
Applied Materials, Inc.	9,505	367,368
Super-Regional Banks - US 2.62%
SunTrust Banks, Inc.	6,220	415,434
Telephone - Integrated 2.94%
Verizon Communications, Inc.	8,719	465,508
Transportation - Rail 6.16%
CSX Corp.	6,956	515,092
Union Pacific Corp.	2,832	461,134
		976,226
Total Common Stocks (cost $13,238,461)		14,169,993

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2018

Exchange Traded Funds 4.98%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund ETF	700	$82,054
Consumer Staples Select Sector SPDR Fund ETF	2,800	151,004
Energy Select Sector SPDR Fund ETF	1,000	75,740
Health Care Select Sector SPDR Fund ETF	1,800	171,270
Industrial Select Sector SPDR Fund ETF	2,000	156,800
Innovator IBD 50 ETF	2,000	76,880
Materials Select Sector SPDR Fund ETF	1,300	75,309
Total Exchange Traded Funds		789,057
(cost $771,318)

Put Option Purchased 0.21%	Strike Price	Exp. Date	Notional Contract Value	Contracts
Exchange Traded Fund 0.21%
SPDR S&P 500 ETF Trust	$270.00	01/19	$3,575,856	123	33,825
(premiums paid $146,263)
Investments, at value 94.56%					14,992,875
(cost $14,156,042)
Other assets and liabilities, net 5.44%					862,287
Net Assets 100.00%					$15,855,162

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 89.99%	Shares	Value
Airlines 3.96%
Hawaiian Holdings, Inc.	38,626	$1,548,903
Athletic Equipment 2.77%
Fox Factory Holding Corp. *	15,500	1,085,775
Automotive/Truck Parts & Equipment - Original 2.25%
Delphi Technologies PLC	28,125	882,000
Beverages - Wine/Spirits 2.41%
MGP Ingredients, Inc.	11,957	944,364
Building & Construction Products - Miscellaneous 4.08%
Trex Co., Inc. *	20,743	1,596,796
Chemicals - Specialty 3.13%
The Chemours Co.	31,084	1,225,953
Commercial Services 2.30%
Nutrisystem, Inc.	24,321	901,093
Commercial Services - Finance 4.34%
S&P Global, Inc.	8,694	1,698,721
Consumer Products - Miscellaneous 5.76%
Kimberly-Clark Corp.	19,825	2,252,913
Diversified Manufacturing Operations 2.76%
EnPro Industries, Inc.	14,827	1,081,333
Electronic Secure Devices 4.42%
Allegion PLC	19,097	1,729,615
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp. #*@	100,000	0
Home Furnishings 3.34%
Sleep Number Corp. *	35,480	1,304,954
Machinery - Pumps 3.63%
Graco, Inc.	30,687	1,422,036
Medical - Biomedical/Genetics 3.49%
Cambrex Corp. *	19,965	1,365,606
Medical - Drugs 2.37%
Corcept Therapeutics, Inc. *	66,021	925,614

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Medical - HMO 2.17%
Tivity Health, Inc. *	26,463	$850,785
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	1,000,000	0
Office Automation & Equipment 1.99%
Pitney Bowes, Inc.	109,837	777,646
Oil Companies - Exploration & Production 3.40%
CruzSur Energy Corp., 144A #*∆	50,000	13,162
Southwestern Energy Co. *	257,710	1,316,898
		1,330,060
Pastoral & Agricultural 2.46%
Phibro Animal Health Corp.	22,474	964,135
Real Estate Operating/Development 0.68%
Pacific Infrastructure Ventures, Inc. #*@+	426,533	264,962
REITS - Regional Malls 3.61%
Taubman Centers, Inc. REIT	23,593	1,411,569
Retail - Building Products 5.67%
The Home Depot, Inc.	10,704	2,217,334
Semiconductor Equipment 2.88%
Axcelis Technologies, Inc. *	57,435	1,128,598
Telecom Equipment Fiber Optics 4.17%
Ciena Corp. *	52,216	1,631,228
Television 3.80%
AMC Networks, Inc., Class A *	22,383	1,484,888
Transportation - Services 5.84%
United Parcel Service, Inc., Class B	19,559	2,283,513
Web Hosting/Design 2.31%
NIC, Inc.	60,948	902,030
Total Common Stocks		35,212,424
(cost $34,581,005)

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2018

Corporate Non-Convertible Bond 0.60%	Coupon Rate %	Maturity Date	Principal Amount	Value
Electric - Generation 0.60%
Interamerican Energy Corp. #@+	15.00	11/08/21	$233,829	$233,829
(cost $233,829)

Exchange Traded Funds 5.15%	Shares
Consumer Discretionary Select Sector SPDR Fund ETF	1,700	199,274
Consumer Staples Select Sector SPDR Fund ETF	7,200	388,296
Energy Select Sector SPDR Fund ETF	2,700	204,498
Health Care Select Sector SPDR Fund ETF	4,500	428,175
Industrial Select Sector SPDR Fund ETF	5,100	399,840
Innovator IBD 50 ETF	5,300	203,732
Materials Select Sector SPDR Fund ETF	3,300	191,169
Total Exchange Traded Funds		2,014,984
(cost $1,970,045)

Warrants 0.02%	Exercise Price	Exp. Date
Gold Mining 0.00%
Gran Colombia Gold Corp. *	$48.75	03/18/19	250	7
Oil Companies - Exploration & Production 0.02%
CruzSur Energy Corp., 144A #*∆	10.50	07/31/22	50,000	6,581
Total Warrants				6,588
(cost $0)

Put Option Purchased 0.22%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Exchange Traded Fund 0.22%
SPDR S&P 500 ETF Trust	$270.00	01/19	$9,332,112	321	88,275
(premiums paid $381,695)
Investments, at value 95.98%					37,556,100
(cost $37,166,574)
Other assets and liabilities, net 4.02%					1,571,876
Net Assets 100.00%					$39,127,976

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 87.51%	Shares	Value
Agricultural Chemicals 1.70%
Ishihara Sangyo Kaisha, Ltd. *	84,800	$1,300,573
Alternative Waste Technology 1.52%
Chemtrade Logistics Income Fund	97,300	1,165,355
Building & Construction Products - Miscellaneous 1.44%
Louisiana-Pacific Corp.	41,600	1,101,984
Building Products - Cement 1.62%
Anhui Conch Cement Co., Ltd.	206,400	1,239,411
Building Products - Wood 1.35%
Norbord, Inc.	31,300	1,037,154
Chemicals - Diversified 9.42%
Covestro AG	14,200	1,149,451
Dongyue Group, Ltd.	1,801,800	1,241,707
Kumho Petrochemical Co., Ltd.	13,900	1,234,141
Nitto Denko Corp.	16,200	1,214,592
Tokuyama Corp.	44,600	1,213,283
Tosoh Corp.	75,750	1,166,697
		7,219,871
Chemicals - Specialty 1.48%
China Sanjiang Fine Chemicals Co., Ltd.	4,249,900	1,135,974
Coal 2.98%
Caribbean Resources Corp. #*@~	17	0
China Shenhua Energy Co., Ltd., H Shares	558,000	1,270,824
Peabody Energy Corp.	28,500	1,015,740
Walter Energy, Inc., 144A #*∆	4,293	21
		2,286,585
Commercial Service - Finance 0.41%
BIG Blockchain Intelligence Group, Inc. *	2,600,000	312,004
Diamonds/Precious Stones 0.23%
Barksdale Capital Corp. *	400,000	173,422
Rockwell Diamonds, Inc., 144A #*@∆	63,333	0
		173,422
Diversified Minerals 5.98%
Anglo American PLC	57,500	1,286,331
Anglo Pacific Group PLC	117,400	223,749
Caledonia Mining Corp. PLC	72,811	496,564
Encanto Potash Corp., 144A *∆	300,000	40,646
Golden Reign Resources, Ltd. *	1,200,000	167,228
Libero Copper Corp. *~	3,250,000	257,907

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Diversified Minerals (cont’d)
Lumina Gold Corp. *	804,100	$429,551
Niocan, Inc., 144A *∆	362,069	68,677
Salazar Resources, Ltd. *	3,000,000	278,713
Teck Resources, Ltd.	30,900	744,719
Teck Resources, Ltd.	18,000	433,800
VR Resources, Ltd. *	1,125,000	156,776
		4,584,661
Electric - Integrated 1.54%
AGL Energy, Ltd.	83,900	1,183,523
Electronics - Military 0.13%
Global UAV Technologies, Ltd. *	2,225,000	103,356
Energy - Alternate Sources 2.16%
Pacific Green Energy Corp. #*@~	2,400,000	0
Polaris Infrastructure, Inc.	50,000	450,199
Vestas Wind Systems A/S	17,800	1,202,502
		1,652,701
Finance - Investment Banker/Broker 0.49%
GoldMoney, Inc. *	200,000	379,360
Forestry 1.46%
Interfor Corp. *	75,900	1,123,530
Gold Mining 6.57%
Centamin PLC	564,134	779,053
Chesapeake Gold Corp., 144A *∆	52,400	81,137
Continental Gold, Inc. *	82,800	168,594
CopperBank Resources Corp. *	1,300,000	65,420
Corona Minerals, Ltd. #*@	5,000	0
Evolution Mining, Ltd.	193,866	371,732
Gran Colombia Gold Corp. *	4,100	7,142
NGEx Resources, Inc. *	461,000	371,574
NGEx Resources, Inc. *	255,900	200,100
Northern Star Resources, Ltd.	84,400	506,699
OceanaGold Corp.	395,500	1,194,170
Radisson Mining Resources, Inc. *	1,160,900	85,384
Ramelius Resources, Ltd. *	483,100	167,959
Red Pine Exploration, Inc. *	1,500,000	58,065
Revival Gold, Inc. *	500,000	294,197
Royal Road Minerals, Ltd. *	5,750,000	378,392
Sandstorm Gold, Ltd. *	82,000	305,860
		5,035,478

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Information Technology 0.50%
Abaxx Technologies, Inc., 144A #*@∆	1,250,000	$387,102
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,507,500	0
Metal - Copper 1.66%
Hudbay Minerals, Inc.	250,800	1,269,873
Metal - Diversified 5.47%
Aguia Resources, Ltd. *	2,949,500	329,911
Aguia Resources, Ltd. *	714,286	77,420
Chakana Copper Corp. #*	320,000	112,724
Filo Mining Corp. *	134,650	234,555
Filo Mining Corp. *	115,250	195,144
Galway Metals, Inc. *	500,000	65,807
Glencore PLC	5,600	24,140
GoviEx Uranium, Inc. *	2,100,000	390,199
GoviEx Uranium, Inc., 144A #*∆	58,000	10,777
Ivanhoe Mines, Ltd. *	305,900	651,279
Luminex Resources Corp. *	120,615	72,837
NorthIsle Copper & Gold, Inc. *	1,000,000	81,291
Novo Resources Corp. *	158,600	395,379
Orsu Metals Corp., 144A #*∆	14,761	1,943
Sandfire Resources NL	248,700	1,334,152
Troilus Gold Corp. *	294,000	216,235
		4,193,793
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd. #*@	19,859,173	0
WAI Capital Investment Corp., 144A #*@∆	292,500	0
		0
Mining Services 0.48%
Bounty Mining, Ltd. *	1,692,307	367,186
Natural Resource Technology 0.02%
I-Pulse, Inc., 144A #*@+∆	15,971	14,283
Non-Ferrous Metals 0.48%
Giyani Metals Corp. *	672,272	145,733
Group Eleven Resources Corp. *	650,000	90,582
InZinc Mining, Ltd. *	2,000,000	100,646
NxGold, Ltd. *	200,000	21,678
Sterling Group Ventures, Inc., 144A #*∆	500,000	10,000
		368,639
Oil - Field Services 1.60%
TGS NOPEC Geophysical Co. ASA	30,200	1,229,432

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Oil Companies - Exploration & Production 3.85%
Africa Energy Corp., 144A *∆	2,110,889	$310,509
CNOOC, Ltd., ADR	6,300	1,244,502
CruzSur Energy Corp. *	275,000	72,388
CruzSur Energy Corp. #*@+	75,000	17,373
CruzSur Energy Corp., 144A #*∆	200,000	52,646
Frontera Energy Corp. *	84,800	1,198,814
Ivanhoe Energy, Inc. *	18,719	21
Range Energy Resources, Inc., 144A *∆	15,000,000	58,065
U.S. Oil Sands, Inc., 144A #*@∆	198,000	0
		2,954,318
Oil Companies - Integrated 3.28%
LUKOIL PJSC, ADR	16,300	1,250,210
Polskie Gornictwo Naftowe i Gazownictwo SA *	721,400	1,266,259
		2,516,469
Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust	2,000	9,920
Oil Refining & Marketing 4.54%
Grupa Lotos SA	57,300	1,165,456
PBF Energy, Inc., Class A	23,400	1,167,894
Saras SpA	536,900	1,147,752
		3,481,102
Paper & Related Products 4.21%
Canfor Pulp Products, Inc.	54,800	1,037,749
Mercer International, Inc.	67,500	1,134,000
Resolute Forest Products, Inc. *	81,700	1,058,015
		3,229,764
Petrochemicals 3.20%
Lotte Chemical Corp.	4,700	1,177,857
Sinopec Shanghai Petrochemical Co., Ltd., ADR	21,100	1,273,385
		2,451,242
Real Estate Operating/Development 6.03%
Pacific Infrastructure Ventures, Inc. #*@+	7,443,544	4,623,930
Rubber & Vinyl 1.60%
Zeon Corp.	116,200	1,223,311
Rubber/Plastic Products 1.59%
Trinseo SA	15,600	1,221,480
Silver Mining 0.06%
Bunker Hill Mining Corp. *	300,000	46,452

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Steel - Producers 8.45%
China Oriental Group Co., Ltd.	1,520,100	$1,224,834
Evraz PLC	190,500	1,402,159
Maanshan Iron & Steel Co., Ltd.	2,429,000	1,302,425
Salzgitter AG	26,200	1,307,201
Severstal PAO PJSC, GDR	74,800	1,245,420
		6,482,039
Total Common Stocks		67,105,277
(cost $124,824,898)

Corporate Non-Convertible Bond 3.66%	Coupon Rate %	Maturity Date	Principal Amount
Electric - Generation 3.66%
Interamerican Energy Corp. #@+	15.00	11/08/21	$2,805,938	2,805,938
(cost $2,805,938)

Warrants 0.04%	Exercise Price	Exp. Date	Shares
Diversified Minerals 0.00%
VR Resources, Ltd. *@	$0.60	03/21/19	562,500	0
Electronics - Military 0.00%
Global UAV Technologies, Ltd., 144A #*@+∆	0.15	06/25/20	1,112,500	0
Gold Mining 0.00%
Gran Colombia Gold Corp. *	48.75	03/18/19	59,500	1,728
Troilus Gold Corp. #*@	2.50	11/21/20	294,000	0
				1,728
Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A #*@∆	0.65	06/30/20	1,450,000	0
Non-Ferrous Metals 0.00%
Giyani Metals Corp., 144A #*@∆	0.40	08/07/19	174,318	0
Group Eleven Resources Corp., 144A #*@∆	0.60	12/15/18	650,000	0
				0

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2018

Warrants (cont’d)	Exercise Price	Exp. Date	Shares	Value
Oil Companies - Exploration & Production 0.04%
CruzSur Energy Corp., 144A #*∆	$10.50	07/31/22	200,000	$26,323
Total Warrants				28,051
(cost $0)

Call Options Purchased 0.88%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Agricultural Chemicals 0.18%
Nutrien, Ltd.	$55.00	01/19	$1,650,000	300	138,000
Commodity 0.03%
SPDR Gold Shares ETF	118.00	01/19	2,360,000	200	19,600
Diversified Minerals 0.08%
BHP Billiton, Ltd.	55.00	01/19	3,300,000	600	57,900
Gold Mining 0.00%
Franco-Nevada Corp.	85.00	01/19	1,275,000	150	1,500
Metal - Copper 0.04%
Freeport-McMoRan, Inc.	22.00	01/19	880,000	400	1,400
Freeport-McMoRan, Inc.	20.00	01/19	1,400,000	700	6,300
Freeport-McMoRan, Inc.	17.00	01/19	1,360,000	800	26,400
					34,100
Oil Companies - Integrated 0.54%
BP PLC	45.00	01/19	2,295,000	510	120,360
Chevron Corp.	135.00	01/19	2,160,000	160	12,640
Royal Dutch Shell PLC	70.00	01/19	1,960,000	280	50,400
TOTAL SA	62.50	01/19	3,750,000	600	231,000
					414,400
Precious Metals 0.01%
VanEck Vectors Junior Gold
Miners ETF	34.00	01/19	1,360,000	400	8,800
Total Purchased Call Options					674,300
(premiums paid $1,005,336)
Investments, at value 92.09%					70,613,566
(cost $128,636,172)
Other assets and liabilities, net 7.91%					6,066,463
Net Assets 100.00%					$76,680,029

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 94.18%	Shares	Value
Advanced Materials/Production 3.40%
Nano One Materials Corp. *	3,000,000	$2,763,907
Capital Pools 0.43%
Magna Gold Corp. *@	1,000,000	348,392
Coal 0.00%
Caribbean Resources Corp. #*@	4	0
Diamonds/Precious Stones 1.44%
Barksdale Capital Corp. *~	2,700,000	1,170,596
Rockwell Diamonds, Inc., 144A #*@∆	171,667	0
		1,170,596
Diversified Minerals 4.14%
Adamera Minerals Corp., 144A #*∆	1,492,543	75,110
Argo Gold, Inc. *~	2,342,500	217,629
Bluebird Battery Metals, Inc. *	1,000,000	247,745
Calibre Mining Corp. *	4,500,000	191,615
Erdene Resource Development Corp. *	300,000	67,356
Golden Predator Mining Corp. *	1,200,000	283,358
Golden Reign Resources, Ltd. *	1,500,000	209,035
Indochine Mining, Ltd. #*@	10,000	0
Lithium Power International, Ltd. *	500,000	97,517
Lithoquest Diamonds, Inc. *	750,000	150,970
Lumina Gold Corp. *	1,000,000	534,200
NextSource Materials, Inc. *	4,000,000	224,519
Rubicon Minerals Corp. *	500,000	510,974
Salazar Resources, Ltd. *	1,500,000	139,357
VR Resources, Ltd. *~	3,000,000	418,070
		3,367,455
Finance - Investment Banker/Broker 0.03%
Coin Hodl, Inc., 144A *∆	133,333	25,807
Gold Mining 46.35%
Alexandria Minerals Corp. *	9,048,000	245,175
Algold Resources, Ltd. #*	540,000	229,938
Alio Gold, Inc. *	359,999	287,074
Alio Gold, Inc., 144A ∆	132,924	105,998
Allegiant Gold, Ltd. *	2,150,000	674,138
Aurelius Minerals, Inc. *	1,250,000	24,194
Auryn Resources, Inc. *	1,500,000	1,602,601
Barkerville Gold Mines, Ltd. *	500,000	150,970
Bellevue Gold, Ltd. *	3,000,000	498,116
Black Dragon Gold Corp. *~	4,000,000	433,554
Black Dragon Gold Corp. *~	1,000,000	104,813
Bonterra Resources, Inc. *	4,186,365	1,101,974

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Canyon Resources, Ltd. *	9,000,000	$1,334,979
Chesapeake Gold Corp., 144A *∆	192,199	297,602
Comstock Mining, Inc. *	533,000	74,620
Contact Gold Corp. *	1,300,000	412,651
CopperBank Resources Corp. *~	15,805,418	795,380
CopperBank Resources Corp., 144A #*~∆	174,000	8,756
Coral Gold Resources, Ltd. *	750,000	203,228
Corona Minerals, Ltd. #*@	81,250	0
Eastmain Resources, Inc. *	1,000,000	131,615
Enforcer Gold Corp. *	3,000,000	58,065
Fiore Gold, Ltd. *	2,000,000	449,038
Fremont Gold, Ltd. *	2,000,000	205,164
Gascoyne Resources, Ltd. *	1,600,000	341,354
Gold Standard Ventures Corp. *	1,250,000	2,150,000
Golden Star Resources, Ltd. *	250,000	181,225
GoldQuest Mining Corp. *	1,500,000	185,809
GT Gold Corp. *	375,000	209,035
IDM Mining, Ltd. *	5,000,000	251,616
IDM Mining, Ltd., 144A #*∆	95,000	4,781
Jaguar Mining, Inc. *	2,000,000	309,681
K92 Mining, Inc. *	1,250,000	822,591
Klondike Gold Corp. *	2,000,000	325,165
Lundin Gold, Inc. *	500,000	1,869,702
Mammoth Resources Corp. *~	2,171,200	58,833
McEwen Mining, Inc.	134,764	262,924
Mirasol Resources, Ltd. *	2,000,000	2,090,350
NGEx Resources, Inc. *	789,000	616,955
Nighthawk Gold Corp. *	1,855,000	574,459
NV Gold Corp. *	1,000,000	104,517
OceanaGold Corp., 144A ∆	5,348	16,148
Oklo Resources, Ltd. *	4,000,000	766,068
Orca Gold, Inc. *	4,045,000	1,597,143
Otis Gold Corp. *	1,500,000	180,002
Petaquilla Minerals, Ltd., 144A #*@∆	2,660,000	0
Pretium Resources, Inc. *	300,000	2,283,000
Probe Metals, Inc. #*	1,000,000	929,044
Pure Gold Mining, Inc. *	3,000,000	1,277,436
Radisson Mining Resources, Inc. *~	6,000,000	441,296
Radisson Mining Resources, Inc. #*@~+	3,000,000	209,616
Radius Gold, Inc., 144A #*∆	125,000	12,581
Red Pine Exploration, Inc. *	8,000,000	309,681
Redstar Gold Corp. *	15,000,000	348,392
Revival Gold, Inc. *	1,500,000	882,592
Rise Gold Corp. *	2,000,000	92,904
Seafield Resources, Ltd., 144A #*@∆	1,300,000	0
Silver Lake Resources, Ltd. *	500,000	186,386
Strikepoint Gold, Inc. *	2,000,000	294,197

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Taurus Gold, Ltd., 144A #*@∆	2,448,381	$0
TMAC Resources, Inc. *	100,000	363,101
Tolima Gold, Inc., 144A #*∆	4,100,000	23,807
TriStar Gold, Inc. *~	29,900,000	3,588,046
Wesdome Gold Mines, Ltd. *	1,500,000	4,111,021
		37,701,101
Investment Companies 0.08%
Pinecrest Resources, Ltd. *	400,000	68,130
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	4,637,500	0
Metal - Copper 0.09%
Aston Bay Holdings, Ltd. #*	825,000	76,646
Metal - Diversified 10.93%
Argent Minerals, Ltd. *	21,100,000	243,912
Cardinal Resources, Ltd. *	7,450,000	2,453,383
Cardinal Resources, Ltd. *	5,100,000	1,697,828
Cartier Resources, Inc. *	1,000,000	89,033
Chakana Copper Corp. #*~	4,575,000	1,611,602
Columbus Gold Corp. *	750,000	150,970
Genesis Metals Corp. *	583,000	49,650
Genesis Metals Corp., 144A #*∆	2,917,000	248,419
Kaizen Discovery, Inc. *	8,000,000	464,522
Luminex Resources Corp. *	150,000	90,582
New Age Metals, Inc., 144A #*∆	143,518	8,889
Novo Resources Corp. *	120,000	299,152
Orex Minerals, Inc. *	5,000,000	464,522
Orsu Metals Corp., 144A #*∆	186,922	24,602
Rockcliff Metals Corp., 144A #*∆	873,333	70,994
RTG Mining, Inc. *	2,289,378	165,489
Silver Bull Resources, Inc. *	2,500,000	275,000
Sirios Resources, Inc. #*	1,600,000	210,583
Torq Resources, Inc. *	1,000,000	274,842
		8,893,974
Metal - Iron 0.25%
Vector Resources, Ltd. *	10,000,000	202,203
Mining Services 0.15%
Havilah Mining Corp. *	450,000	118,453

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Non-Ferrous Metals 1.38%
Adventus Zinc Corp. *	1,000,000	$851,624
InZinc Mining, Ltd. *	3,000,000	150,969
Tajiri Resources Corp. *	1,900,000	117,679
		1,120,272
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp. #*@	2,000,000	0
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A *∆	12,083	6,080
Precious Metals 25.12%
Amani Gold, Ltd. *	54,500,000	273,482
Barsele Minerals Corp. #*~	7,050,000	4,584,833
Brixton Metals Corp. *	2,500,000	329,036
Candente Gold Corp., 144A #*∆	4,875,000	103,792
Corvus Gold, Inc. *	250,000	615,492
Dolly Varden Silver Corp. #*~	8,200,000	2,634,615
GFG Resources, Inc. *	2,000,000	410,328
Hecla Mining Co.	1,400,000	3,906,000
Kootenay Silver, Inc. *	1,000,000	96,775
Liberty Gold Corp. *	500,000	145,163
Metalla Royalty & Streaming, Ltd.	1,000,000	580,653
New Pacific Metals Corp. *	1,075,000	1,298,339
Polarx, Ltd. *	6,450,000	378,357
Roxgold, Inc. *	2,500,000	1,587,117
Silver Viper Minerals Corp. *	1,300,000	135,873
SilverCrest Metals, Inc. *	1,045,000	2,548,485
Terrax Minerals, Inc. *	1,000,000	290,326
Toachi Mining, Inc. *~	4,000,000	340,650
Toachi Mining, Inc., 144A #~∆	2,000,000	170,325
		20,429,641
Silver Mining 0.38%
Americas Silver Corp. *	100,000	236,132
Santacruz Silver Mining, Ltd. *	1,000,000	73,549
		309,681
Total Common Stocks		76,602,338
(cost $131,172,703)

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Corporate Non-Convertible Bond 0.92%	Coupon Rate %	Maturity Date	Principal Amount	Value
Electric - Generation 0.92%
Interamerican Energy Corp. #@+	15.00	11/08/21	$748,250	$748,250
(cost $748,250)

Right 0.40%	Shares
Metal - Diversified 0.40%
Cardinal Resources, Ltd. *	1,500,000	325,283
(cost $13,109)
Exchange Traded Funds 2.32%
Direxion Daily Gold Miners Index Bull 3X Shares ETF	60,000	777,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF *	150,000	1,110,000
Total Exchange Traded Funds		1,887,000
(cost $3,438,611)

Warrants 0.12%	Exercise Price	Exp. Date
Diversified Minerals 0.00%
VR Resources, Ltd. *@~	$0.60	03/21/19	862,500	0
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd., 144A #*@∆	0.50	12/31/49	600,000	0
Gold Mining 0.12%
Alexandria Minerals Corp., 144A #*@∆	0.10	06/20/19	1,256,195	0
Fiore Gold, Ltd. #*@	0.45	09/26/20	1,300,000	0
Gran Colombia Gold Corp. *	48.75	03/18/19	96,250	2,794
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	167,658	86,967
Redstar Gold Corp. #*@	0.14	05/03/19	2,500,000	0
Revival Gold, Inc., 144A #*@∆	0.90	10/19/19	482,500	0
Strikepoint Gold, Inc., 144A #*@+∆	0.30	07/22/20	450,000	0
TriStar Gold, Inc., 144A #*@~∆	0.45	04/28/19	1,000,000	0
Westgold Resources, Ltd. *	2.00	06/30/19	100,000	3,687
				93,448

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Warrants (cont’d)	Exercise Price	Exp. Date	Shares	Value
Metal - Diversified 0.00%
Genesis Metals Corp., 144A #*@∆	$0.23	06/05/19	1,604,500	$0
Minera Alamos, Inc. #*@	0.15	05/13/19	2,225,000	0
				0
Total Warrants				93,448
(cost $544,957)
Investments, at value 97.94%				79,656,319
(cost $135,917,630)
Other assets and liabilities, net 2.06%				1,676,377
Net Assets 100.00%				$81,332,696

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 88.31%	Shares	Value
Gold Mining 59.65%
Acacia Mining PLC *	700,000	$1,209,081
Agnico Eagle Mines, Ltd.	25,000	855,000
Alamos Gold, Inc.	350,000	1,613,500
Alio Gold, Inc. *	740,000	590,098
Argonaut Gold, Inc. *	500,000	553,556
Bonterra Resources, Inc. *	1,500,000	394,844
Centamin PLC	381,093	526,279
Centerra Gold, Inc. *	300,000	1,196,145
Comstock Mining, Inc. *	924,329	129,406
Dundee Precious Metals, Inc. *	550,000	1,294,468
Golden Star Resources, Ltd. *	3,000,000	2,174,700
Guyana Goldfields, Inc. *	300,000	661,944
Harmony Gold Mining Co., Ltd., ADR	375,000	622,500
IAMGOLD Corp. *	250,000	920,000
Intermin Resources, Ltd. *	2,000,000	224,329
Jaguar Mining, Inc. *	8,000,000	1,238,726
K92 Mining, Inc. *	1,650,000	1,085,820
Leagold Mining Corp. *	1,680,000	2,432,238
Marlin Gold Mining, Ltd. *	1,400,000	124,647
Newmont Mining Corp.	50,000	1,510,000
Northern Empire Resources Corp. *	785,000	759,687
Northern Star Resources, Ltd.	600,000	3,602,128
Pantoro, Ltd. *	3,000,000	379,765
Premier Gold Mines, Ltd. *	500,000	677,428
Pretium Resources, Inc. *	300,000	2,283,000
Sandstorm Gold, Ltd. *	600,000	2,238,000
Silver Lake Resources, Ltd. *	3,000,000	1,118,319
St Barbara, Ltd.	2,500,000	6,310,511
Superior Gold, Inc. *	1,500,000	1,172,918
Teranga Gold Corp. *	375,000	1,039,368
TMAC Resources, Inc. *	100,000	363,101
Wesdome Gold Mines, Ltd. *	2,500,000	6,851,701
Westgold Resources, Ltd. *	1,000,000	918,574
Yamana Gold, Inc.	600,000	1,494,000
		48,565,781
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,000,000	0
Metal - Diversified 0.82%
Nevsun Resources, Ltd.	150,000	664,500
Mining Services 0.13%
Havilah Mining Corp. *	406,250	106,937
Non-Ferrous Metals 1.41%
Energy Fuels, Inc. *	350,000	1,148,000

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Precious Metals 13.73%
EMX Royalty Corp. *	11,178	$13,674
Hecla Mining Co.	1,344,200	3,750,318
Maverix Metals, Inc. *	1,500,000	2,682,615
Metalla Royalty & Streaming, Ltd.	500,000	290,326
Roxgold, Inc. *	2,500,000	1,587,117
Sailfish Royalty Corp. #*	300,000	232,261
SSR Mining, Inc. *	100,000	871,000
Wheaton Precious Metals Corp.	100,000	1,750,000
		11,177,311
Recycling 3.06%
Tomra Systems ASA	100,000	2,494,566
Retail - Jewelry 2.46%
Mene, Inc., 144A #*@~∆	5,714,285	2,000,000
Silver Mining 7.05%
Americas Silver Corp. *	250,000	590,330
Excellon Resources, Inc. *	850,700	632,271
Great Panther Silver, Ltd. *	750,000	637,650
Pan American Silver Corp.	150,000	2,214,000
Santacruz Silver Mining, Ltd. *	2,500,000	183,873
Silvercorp Metals, Inc.	600,000	1,482,000
		5,740,124
Total Common Stocks		71,897,219
(cost $78,270,829)

Corporate Non-Convertible Bonds 0.34%	Coupon Rate %	Maturity Date	Principal Amount
Coal 0.00%
Caribbean Resources Corp. #@^	19.25	06/15/15	$485,766	0
Electric - Generation 0.34%
Interamerican Energy Corp. #@+	15.00	11/08/21	280,594	280,594
Total Corporate Non-Convertible Bonds				280,594
(cost $766,360)

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2018

Exchange Traded Funds 4.52%	Shares	Value
Direxion Daily Gold Miners Index Bull 3X Shares ETF	150,000	$1,942,500
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF *	235,000	1,739,000
Total Exchange Traded Funds		3,681,500
(cost $5,518,273)

Warrants 0.11%	Exercise Price	Exp. Date
Gold Mining 0.11%
Alio Gold, Inc., 144A *@∆	$3.44	01/31/20	240,000	0
Gran Colombia Gold Corp. *	48.75	03/18/19	37,500	1,089
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	125,742	65,224
Westgold Resources, Ltd. *	2.00	06/30/19	500,000	18,433
				84,746
Retail - Jewelry 0.00%
Mene, Inc., 144A #*@~∆	0.70	12/19/19	5,714,285	0
Silver Mining 0.00%
Excellon Resources, Inc. *	2.80	12/31/18	325,000	3,145
Total Warrants				87,891
(cost $183,716)
Investments, at value 93.28%				75,947,204
(cost $84,739,178)
Other assets and liabilities, net 6.72%				5,467,091
Net Assets 100.00%				$81,414,295

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 94.82%	Shares	Value
Agricultural Operations 1.13%
Kernel Holding SA	30,000	$407,051
Airlines 6.71%
Aegean Airlines SA	57,000	503,135
Aeroflot PJSC	351,000	570,377
Deutsche Lufthansa AG	18,350	450,381
easyJet PLC	10,000	171,121
Pegasus Hava Tasimaciligi AS *	53,500	239,120
Ryanair Holdings PLC, ADR *	1,550	148,862
Turk Hava Yollari AO *	53,000	167,169
Wizz Air Holdings PLC *	4,610	172,523
		2,422,688
Appliances 0.42%
Vestel Beyaz Esya Sanayi ve Ticaret AS	89,000	150,847
Automotive - Cars & Light Trucks 2.14%
Ford Otomotiv Sanayi AS	44,700	486,806
Tofas Turk Otomobil Fabrikasi AS	81,000	286,508
		773,314
Automotive - Medium & Heavy Duty Trucks 0.40%
Otokar Otomotiv Ve Savunma Sanayi A.S.	10,400	142,793
Automotive/Truck Parts & Equipment - Original 0.57%
Brembo SpA	15,650	204,639
Beverages - Non-alcoholic 0.44%
Coca-Cola Icecek AS	28,500	159,180
Brewery 0.19%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,000	69,803
Cellular Telecommunication 0.81%
MegaFon PJSC *	15,000	129,581
Mobile TeleSystems PJSC, ADR	19,200	163,776
		293,357
Chemicals - Diversified 0.82%
Ciech SA	23,100	296,709
Chemicals - Fibers 0.28%
Aksa Akrilik Kimya Sanayii AS	62,000	102,675
Coal 1.06%
Jastrzebska Spolka Weglowa SA *	21,200	381,432

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Commercial Banks Non-US 15.50%
Akbank T.A.S.	222,000	$254,287
Alior Bank SA *	6,500	110,933
Alpha Bank AE *	185,700	267,208
Banca Transilvania SA	329,465	190,638
Bank Polska Kasa Opieki SA	4,550	130,949
Eurobank Ergasias SA *	229,000	172,884
National Bank of Greece SA *	72,800	147,979
OTP Bank PLC	11,900	440,997
Piraeus Bank SA *	36,000	78,524
Powszechna Kasa Oszczednosci Bank Polski SA	24,000	278,813
Santander Bank Polska SA	2,000	203,403
Sberbank of Russia PJSC, ADR	236,950	2,979,646
Turkiye Garanti Bankasi AS	194,000	247,340
Turkiye Halk Bankasi AS	65,000	72,057
Yapi ve Kredi Bankasi AS *	85,000	26,413
		5,602,071
Computer Services 0.48%
Luxoft Holding, Inc. *	3,700	175,195
Cosmetics & Toiletries 0.65%
Unilever PLC	4,300	236,217
Diamonds/Precious Stones 0.60%
Alrosa PJSC	132,000	214,993
Diversified Operations 1.28%
Tekfen Holding AS	129,500	462,948
Electric - Distribution 1.18%
Enea SA *	18,000	39,037
Energa SA *	91,000	193,005
Societatea Energetica Electrica SA	74,302	195,005
		427,047
Electric - Generation 1.34%
CEZ AS	5,985	153,174
Inter RAO UES PJSC	5,301,000	331,544
		484,718
Electric - Integrated 1.04%
PGE Polska Grupa Energetyczna SA *	145,000	374,778
Energy - Alternate Sources 0.20%
Blockchain Power Trust *	525,000	73,162

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Food - Retail 2.17%
BIM Birlesik Magazalar AS	11,000	$148,074
Dino Polska SA *	8,150	220,066
Magnit PJSC, GDR	7,500	106,395
Migros Ticaret AS *	32,500	87,048
X5 Retail Group NV, GDR	9,800	221,729
		783,312
Food - Wholesale/Distribution 1.15%
Eurocash SA	84,500	414,081
Gold Mining 0.28%
Petropavlovsk PLC *	1,244,000	102,966
Home Furnishings 0.19%
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS *	94,499	67,995
Housewares 0.58%
Turkiye Sise ve Cam Fabrikalari AS	217,000	209,568
Machinery - Farm 0.48%
Turk Traktor ve Ziraat Makineleri AS	22,000	174,750
Metal - Diversified 1.88%
KGHM Polska Miedz SA *	8,100	195,298
MMC Norilsk Nickel PJSC, ADR	12,000	206,280
Mytilineos Holdings SA	22,500	223,404
Orsu Metals Corp., 144A #*∆	402,500	52,975
		677,957
Metal - Iron 1.62%
Novolipetsk Steel PJSC, GDR	21,800	586,742
Miscellaneous Manufacturing 0.71%
Trakya Cam Sanayii AS	359,251	255,357
Multi-line Insurance 1.84%
Allianz SE	1,590	353,881
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,900	311,120
		665,001
Oil Companies - Exploration & Production 1.18%
Novatek PJSC, GDR	985	175,689
Societatea Nationala de Gaze Naturale ROMGAZ SA	30,000	252,403
		428,092

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Oil Companies - Integrated 23.85%
Gazprom PJSC, ADR	407,000	$2,030,943
LUKOIL PJSC, ADR	52,900	4,043,676
MOL Hungarian Oil & Gas PLC	58,860	633,977
OMV Petrom SA, GDR	28,000	373,459
Polskie Gornictwo Naftowe i Gazownictwo SA *	224,500	394,060
Surgutneftegas OJSC, ADR	50,000	207,500
Tatneft PJSC, ADR	12,250	934,675
		8,618,290
Oil Refining & Marketing 3.04%
Aygaz AS	70,000	141,903
Grupa Lotos SA	16,700	339,670
Polski Koncern Naftowy ORLEN SA	22,550	618,119
		1,099,692
Property/Casualty Insurance 1.03%
Powszechny Zaklad Ubezpieczen SA	34,500	371,277
Recreational Centers 0.60%
Benefit Systems SA *	812	215,692
Regional Banks - Non US 1.54%
TCS Group Holding PLC, GDR	30,000	554,788
Retail - Jewelry 0.31%
Pandora A/S	1,815	113,206
Retail - Major Dept Store 1.65%
Detsky Mir PJSC	420,000	596,540
Steel - Producers 7.25%
Eregli Demir ve Celik Fabrikalari TAS	207,500	378,605
Evraz PLC	87,100	641,092
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	215,000	144,228
Magnitogorsk Iron & Steel Works PJSC, GDR	58,600	605,032
Mechel PJSC, ADR *	78,000	246,480
Severstal PAO PJSC, GDR	36,300	604,841
		2,620,278
Telecom Services 0.94%
O2 Czech Republic AS	16,100	187,629
Turk Telekomunikasyon AS *	253,200	152,236
		339,865
Telephone - Integrated 1.04%
Magyar Telekom Telecommunications PLC	261,000	374,753

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Textile - Apparel 0.59%
LPP SA	91	$212,889
Tobacco 0.49%
Philip Morris CR AS	265	177,256
Transportation - Rail 1.70%
Globaltrans Investment PLC, GDR	58,399	613,168
Transportation - Services 0.74%
Oesterreichische Post AG	6,400	267,589
Travel Services 0.39%
TUI AG	7,400	141,951
Warehousing & Harbor Transportation Services 0.34%
Tallinna Sadam AS *	50,000	121,804
Total Common Stocks		34,260,476
(cost $34,863,383)
Exchange Traded Funds 1.32%
Direxion Daily Russia Bull 3x Shares ETF	2,700	112,887
iShares MSCI Poland Capped ETF	15,200	362,672
Total Exchange Traded Funds		475,559
(cost $465,318)

	Exercise	Exp.
Warrant 0.00%	Price	Date
Energy - Alternate Sources 0.00%
Blockchain Power Trust #*@	$0.80	01/09/20	262,500	0
(cost $0)
Investments, at value 96.14%				34,736,035
(cost $35,328,701)
Other assets and liabilities, net 3.86%				1,394,952
Net Assets 100.00%				$36,130,987

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks 90.26%	Shares	Value
Advertising Agencies 0.13%
Cheil Worldwide, Inc.	1,100	$21,479
Airlines 1.24%
AirAsia Bhd	250,000	190,832
Cebu Air, Inc.	14,000	18,135
		208,967
Apparel Manufacturers 1.21%
Citychamp Watch & Jewellery Group, Ltd.	950,000	203,916
Appliances 0.52%
Haier Electronics Group Co., Ltd.	32,000	86,635
Automotive - Cars & Light Trucks 1.02%
Geely Automobile Holdings, Ltd.	86,000	171,266
Automotive - Medium & Heavy Duty Trucks 5.39%
Sinotruk Hong Kong, Ltd.	415,000	905,434
Automotive/Truck Parts & Equipment - Replacement 2.77%
Weichai Power Co., Ltd.	376,000	465,467
Batteries/Battery Systems 1.17%
Tianneng Power International, Ltd.	222,000	196,252
Building - Heavy Construction 0.09%
Wijaya Karya Beton Tbk PT	600,000	14,654
Building & Construction Products - Miscellaneous 0.13%
HDC Holdings Co., Ltd.	267	5,513
HDC Hyundai Development Co.-Engineering & Construction *	374	17,158
		22,671
Building Products - Cement 4.66%
Anhui Conch Cement Co., Ltd.	127,000	762,622
West China Cement, Ltd.	110,000	20,648
		783,270

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Casino Hotels 3.31%
Galaxy Entertainment Group, Ltd.	48,000	$303,220
Wynn Macau, Ltd.	110,000	252,626
		555,846
Coal 1.74%
Adaro Energy Tbk PT	198,000	24,362
Indo Tambangraya Megah Tbk PT	106,000	183,885
Semirara Mining & Power Corp.	170,000	84,040
		292,287
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd. *	2,000	369
Containers - Paper/Plastic 0.11%
Lee & Man Paper Manufacturing, Ltd.	20,000	18,519
Cosmetics & Toiletries 0.14%
Korea Kolmar Holdings Co., Ltd.	650	23,050
Distribution/Wholesale 0.21%
Crystal International Group, Ltd.	55,000	36,063
Diversified Minerals 0.20%
China Hongqiao Group, Ltd.	50,000	33,163
Electric - Generation 0.13%
Electricity Generating PCL, NVDR	3,000	21,872
Electronic Components - Miscellaneous 1.29%
Micro-Star International Co., Ltd.	80,000	216,393
Electronic Components - Semiconductors 1.47%
Sino-American Silicon Products, Inc.	14,000	35,905
SK Hynix, Inc.	3,200	211,705
		247,610
Energy - Alternate Sources 0.11%
Xinyi Solar Holdings, Ltd.	60,000	18,545

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Enterprise Software/Services 3.56%
Kingdee International Software Group Co., Ltd.	430,000	$466,728
Sinosoft Technology Group, Ltd.	442,000	132,089
		598,817
Entertainment Software 1.07%
IGG, Inc.	145,000	180,389
Finance - Other Services 2.35%
Hong Kong Exchanges & Clearing, Ltd.	13,800	394,329
Food - Flour & Grain 0.98%
Tingyi Cayman Islands Holding Corp.	90,000	165,260
Gas - Distribution 0.93%
ENN Energy Holdings, Ltd.	18,000	156,485
Industrial Audio & Video Production 0.07%
Q Technology Group Co., Ltd.	18,000	11,652
Internet Application Software 7.04%
Tencent Holdings, Ltd.	29,000	1,184,094
Internet Content - Entertainment 0.88%
NCSoft Corp.	370	147,620
Investment Management/Advisory Services 0.12%
Value Partners Group, Ltd.	25,000	19,891
Life/Health Insurance 0.57%
China Life Insurance Co., Ltd.	20,000	45,453
China Pacific Insurance Group Co., Ltd.	13,000	49,953
		95,406
Machinery - Construction & Mining 2.99%
Lonking Holdings, Ltd.	1,395,000	449,125
United Tractors Tbk PT	24,000	53,137
		502,262
Machinery - General Industrial 0.12%
Haitian International Holdings, Ltd.	9,000	20,029

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Metal Processors & Fabricators 3.53%
Catcher Technology Co., Ltd.	54,000	$593,616
Non-Ferrous Metals 0.06%
Sterling Group Ventures, Inc., 144A #*∆	500,000	10,000
Oil Companies - Exploration & Production 4.25%
Kunlun Energy Co., Ltd.	360,000	418,993
United Energy Group, Ltd.	1,432,000	295,005
		713,998
Oil Refining & Marketing 2.36%
Formosa Petrochemical Corp.	82,000	397,472
Paper & Related Products 0.12%
Nine Dragons Paper Holdings, Ltd.	18,000	19,410
Petrochemicals 4.44%
IRPC PCL, NVDR	250,000	52,580
Sinopec Shanghai Petrochemical Co., Ltd., ADR	11,500	694,025
		746,605
Photo Equipment & Supplies 3.85%
Sunny Optical Technology Group Co., Ltd.	56,000	646,524
Property/Casualty Insurance 0.87%
Fosun International, Ltd.	10,000	17,621
PICC Property & Casualty Co., Ltd., H shares	109,500	128,872
		146,493
Public Thoroughfares 0.12%
Shenzhen International Holdings, Ltd.	10,000	20,605
Real Estate Management/Services 1.94%
China Overseas Property Holdings, Ltd.	1,140,000	326,966
Real Estate Operating/Development 12.13%
Agile Group Holdings, Ltd.	12,000	17,005
Central China Real Estate, Ltd.	1,095,000	446,740
China Merchants Land, Ltd.	300,000	44,470
China Overseas Grand Oceans Group, Ltd.	50,000	16,056
China Vanke Co., Ltd., H Shares	31,000	102,199

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2018

Common Stocks (cont’d)	Shares	Value
Real Estate Operating/Development (cont’d)
Country Garden Holdings Co., Ltd.	727,000	$916,151
Country Garden Services Holdings Co., Ltd. *	97,586	164,762
Glorious Property Holdings, Ltd. *	370,000	19,062
Longfor Properties Co., Ltd.	90,000	232,000
Sunac China Holdings, Ltd.	5,000	15,321
Yuzhou Properties Co., Ltd.	160,000	64,887
		2,038,653
Retail - Automobile 1.26%
Zhongsheng Group Holdings, Ltd.	87,000	211,163
Retail - Hypermarkets 1.18%
Ruentex Industries, Ltd.	100,000	198,694
Semiconductor Components - Integrated Circuit 0.20%
Nanya Technology Corp.	18,000	34,373
Semiconductor Equipment 0.30%
ASM Pacific Technology, Ltd.	5,000	51,094
Steel - Producers 1.87%
China Oriental Group Co., Ltd.	390,000	314,246
Telecom Equipment Fiber Optics 1.04%
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. *	56,500	175,036
Telecom Services 1.94%
HKBN, Ltd.	190,000	325,473
Wire & Cable Products 1.08%
Walsin Lihwa Corp.	270,000	181,655
Investments, at value 90.26%		15,172,038
(cost $14,626,155)
Other assets and liabilities, net 9.74%		1,636,720
Net Assets 100.00%		$16,808,758

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

Legend

‡	Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate represented is as of September 30, 2018.
◊	Zero coupon bond. Interest rate presented is yield to maturity.
*	Non-income producing security.
@	Security was fair valued at September 30, 2018, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2018, were 1.27% of Holmes Macro Trends Fund, 10.24% of Global Resources Fund, 1.61% of World Precious Minerals Fund, 2.80% of Gold And Precious Metals Fund and 0.00% of Emerging Europe Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
#	Illiquid Security.
∆	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2018 amounted to $19,743, 0.05%, of Holmes Macro Trends Fund, $1,062,129, 1.39%, of Global Resources Fund, $1,203,691, 1.48%, of World Precious Minerals Fund, $2,000,000, 2.46%, of Gold And Precious Metals Fund, $52,975, 0.15%, of Emerging Europe Fund and $10,000, 0.06%, of China Region Fund.
+	See "Restricted Securities" in Notes to Portfolios of Investments.
~	Affiliated Company. (see following)
^	Security is currently in default and is on scheduled interest or principal payment.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build American Mutual Assurance Company
COP	Certificate of Participation
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corporation
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2018.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

The following table summarizes the valuation of each Fund’s securities as of September 30, 2018, using the fair value hierarchy:

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$44,630,699	$–	$44,630,699
Investments, at Value	$–	$44,630,699	$–	$44,630,699

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$50,621,384	$–	$50,621,384
Investments, at Value	$–	$50,621,384	$–	$50,621,384

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks
Airlines	$517,926	$–	$–	$517,926
Automotive/Truck Parts & Equipment - Original	401,234	–	–	401,234
Beverages - Wine/Spirits	393,938	–	–	393,938
Cable/Satellite TV	517,765	–	–	517,765
Commercial Banks	387,158	–	–	387,158
Computer Services	514,734	–	–	514,734
Consumer Products - Miscellaneous	267,880	–	–	267,880
Containers - Metal/Glass	592,985	–	–	592,985
Cruise Lines	595,515	–	–	595,515
Diversified Banking Institution	460,696	–	–	460,696
Electric - Integrated	411,793	–	–	411,793
Electronic Components - Semiconductors	1,204,581	–	–	1,204,581

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Finance - Credit Card	$532,820	$–	$–	$532,820
Food - Miscellaneous/ Diversified	460,574	–	–	460,574
Investment Management/ Advisory Services	421,781	–	–	421,781
Medical - Biomedical/ Genetics	539,783	–	–	539,783
Medical - Drugs	928,580	–	–	928,580
Medical - HMO	428,058	–	–	428,058
Oil Companies - Exploration & Production	405,311	–	–	405,311
Oil Refining & Marketing	983,075	–	–	983,075
REITS - Diversified	418,173	–	–	418,173
Retail - Restaurants	561,097	–	–	561,097
Semiconductor Equipment	367,368	–	–	367,368
Super-Regional Banks - US	415,434	–	–	415,434
Telephone - Integrated	465,508	–	–	465,508
Transportation - Rail	976,226	–	–	976,226
Exchange Traded Funds	789,057	–	–	789,057
Put Option	–	33,825	–	33,825
Investments, at Value	$14,959,050	$33,825	$–	$14,992,875

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Airlines	$1,548,903	$–	$–	$1,548,903
Athletic Equipment	1,085,775	–	–	1,085,775
Automotive/Truck Parts & Equipment - Original	882,000	–	–	882,000
Beverages - Wine/Spirits	944,364	–	–	944,364
Building & Construction Products - Miscellaneous	1,596,796	–	–	1,596,796
Chemicals - Specialty	1,225,953	–	–	1,225,953
Commercial Services	901,093	–	–	901,093
Commercial Services - Finance	1,698,721	–	–	1,698,721

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Holmes Macro Trends Fund (continued)
Investments in Securities*
(continued)
Consumer Products - Miscellaneous	$2,252,913	$–	$–	$2,252,913
Diversified Manufacturing Operations	1,081,333	–	–	1,081,333
Electronic Secure Devices	1,729,615	–	–	1,729,615
Energy - Alternate Sources	–	–	0	0
Home Furnishings	1,304,954	–	–	1,304,954
Machinery - Pumps	1,422,036	–	–	1,422,036
Medical - Biomedical/Genetics	1,365,606	–	–	1,365,606
Medical - Drugs	925,614	–	–	925,614
Medical - HMO	850,785	–	–	850,785
Medical - Hospitals	–	–	0	0
Office Automation & Equipment	777,646	–	–	777,646
Oil Companies - Exploration & Production	1,330,060	–	–	1,330,060
Pastoral & Agricultural	964,135	–	–	964,135
Real Estate Operating/Development	–	–	264,962	264,962
REITS - Regional Malls	1,411,569	–	–	1,411,569
Retail - Building Products	2,217,334	–	–	2,217,334
Semiconductor Equipment	1,128,598	–	–	1,128,598
Telecom Equipment Fiber Optics	1,631,228	–	–	1,631,228
Television	1,484,888	–	–	1,484,888
Transportation - Services	2,283,513	–	–	2,283,513
Web Hosting/Design	902,030	–	–	902,030
Corporate Non-Convertible Bond	–	–	233,829	233,829
Exchange Traded Funds	2,014,984	–	–	2,014,984
Warrants
Gold Mining	7	–	–	7
Oil Companies - Exploration & Production	6,581	–	–	6,581
Put Option	–	88,275	–	88,275
Investments, at Value	$36,969,034	$88,275	$498,791	$37,556,100

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$–	$1,300,573	$–	$1,300,573
Alternative Waste Technology	1,165,355	–	–	1,165,355
Building & Construction Products - Miscellaneous	1,101,984	–	–	1,101,984
Building Products - Cement	–	1,239,411	–	1,239,411
Building Products - Wood	1,037,154	–	–	1,037,154
Chemicals - Diversified	–	7,219,871	–	7,219,871
Chemicals - Specialty	–	1,135,974	–	1,135,974
Coal	1,015,761	1,270,824	0	2,286,585
Commercial Service - Finance	312,004	–	–	312,004
Diamonds/Precious Stones	173,422	–	0	173,422
Diversified Minerals	3,074,581	1,510,080	–	4,584,661
Electric - Integrated	–	1,183,523	–	1,183,523
Electronics - Military	103,356	–	–	103,356
Energy - Alternate Sources	450,199	1,202,502	0	1,652,701
Finance - Investment Banker/Broker	379,360	–	–	379,360
Forestry	1,123,530	–	–	1,123,530
Gold Mining	2,838,461	2,197,017	0	5,035,478
Information Technology	–	–	387,102	387,102
Medical - Hospitals	–	–	0	0
Metal - Copper	1,269,873	–	–	1,269,873
Metal - Diversified	2,310,446	1,883,347	–	4,193,793
Metal - Iron	–	–	0	0
Mining Services	–	367,186	–	367,186
Natural Resource Technology	–	–	14,283	14,283
Non-Ferrous Metals	368,639	–	–	368,639
Oil - Field Services	–	1,229,432	–	1,229,432
Oil Companies - Exploration & Production	2,936,945	17,373	0	2,954,318
Oil Companies - Integrated	1,250,210	1,266,259	–	2,516,469
Oil Companies - US Royalty Trusts	9,920	–	–	9,920
Oil Refining & Marketing	1,167,894	2,313,208	–	3,481,102
Paper & Related Products	3,229,764	–	–	3,229,764
Petrochemicals	1,273,385	1,177,857	–	2,451,242
Real Estate Operating/Development	–	–	4,623,930	4,623,930
Rubber & Vinyl	–	1,223,311	–	1,223,311
Rubber/Plastic Products	1,221,480	–	–	1,221,480
Silver Mining	46,452	–	–	46,452

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Steel - Producers	$1,245,420	$5,236,619	$–	$6,482,039
Corporate Non-Convertible Bond	–	–	2,805,938	2,805,938
Warrants
Diversified Minerals	–	0	–	0
Electronics - Military	–	0	–	0
Gold Mining	1,728	0	–	1,728
Metal - Diversified	–	0	–	0
Non-Ferrous Metals	–	0	–	0
Oil Companies - Exploration & Production	26,323	–	–	26,323
Purchased Call Options	347,300	327,000	–	674,300
Investments, at Value	$29,480,946	$33,301,367	$7,831,253	$70,613,566

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/Production	$2,763,907	$–	$–	$2,763,907
Capital Pools	348,392	–	–	348,392
Coal	–	–	0	0
Diamonds/Precious Stones	1,170,596	–	0	1,170,596
Diversified Minerals	3,269,938	97,517	0	3,367,455
Finance - Investment Banker/Broker	25,807	–	–	25,807
Gold Mining	34,364,582	3,336,519	0	37,701,101
Investment Companies	68,130	–	–	68,130
Medical - Hospitals	–	–	0	0
Metal - Copper	76,646	–	–	76,646
Metal - Diversified	6,031,190	2,862,784	–	8,893,974
Metal - Iron	–	202,203	–	202,203
Mining Services	118,453	–	–	118,453
Non-Ferrous Metals	1,120,272	–	–	1,120,272
Oil Companies - Exploration & Production	–	–	0	0
Optical Recognition Equipment	6,080	–	–	6,080
Precious Metals	19,777,802	651,839	–	20,429,641

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Silver Mining	$309,681	$–	$–	$309,681
Corporate Non-Convertible Bond	–	–	748,250	748,250
Right	325,283	–	–	325,283
Exchange Traded Funds	1,887,000	–	–	1,887,000
Warrants
Diversified Minerals	–	0	–	0
Gold Mineral Exploration & Development	–	–	0	0
Gold Mining	93,448	0	–	93,448
Metal - Diversified	–	0	–	0
Investments, at Value	$71,757,207	$7,150,862	$748,250	$79,656,319

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Gold Mining	$34,276,795	$14,288,986	$–	$48,565,781
Medical - Hospitals	–	–	0	0
Metal - Diversified	664,500	–	–	664,500
Mining Services	106,937	–	–	106,937
Non-Ferrous Metals	1,148,000	–	–	1,148,000
Precious Metals	11,177,311	–	–	11,177,311
Recycling	–	2,494,566	–	2,494,566
Retail - Jewelry	–	–	2,000,000	2,000,000
Silver Mining	5,740,124	–	–	5,740,124
Corporate Non-Convertible Bonds	–	–	280,594	280,594
Exchange Traded Funds	3,681,500	–	–	3,681,500
Warrants
Gold Mining	84,746	0	–	84,746
Retail - Jewelry	–	–	0	0
Silver Mining	3,145	–	–	3,145
Investments, at Value	$56,883,058	$16,783,552	$2,280,594	$75,947,204

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Operations	$–	$407,051	$–	$407,051
Airlines	148,862	2,273,826	–	2,422,688
Appliances	–	150,847	–	150,847
Automotive - Cars & Light Trucks	–	773,314	–	773,314
Automotive - Medium & Heavy Duty Trucks	–	142,793	–	142,793
Automotive/Truck Parts & Equipment - Original	–	204,639	–	204,639
Beverages - Non-alcoholic	–	159,180	–	159,180
Brewery	–	69,803	–	69,803
Cellular Telecommunication	163,776	129,581	–	293,357
Chemicals - Diversified	–	296,709	–	296,709
Chemicals - Fibers	–	102,675	–	102,675
Coal	–	381,432	–	381,432
Commercial Banks Non-US	3,110,595	2,491,476	–	5,602,071
Computer Services	175,195	–	–	175,195
Cosmetics & Toiletries	–	236,217	–	236,217
Diamonds/Precious Stones	–	214,993	–	214,993
Diversified Operations	–	462,948	–	462,948
Electric - Distribution	–	427,047	–	427,047
Electric - Generation	–	484,718	–	484,718
Electric - Integrated	–	374,778	–	374,778
Energy - Alternate Sources	73,162	–	–	73,162
Food - Retail	328,124	455,188	–	783,312
Food - Wholesale/Distribution	–	414,081	–	414,081
Gold Mining	–	102,966	–	102,966
Home Furnishings	–	67,995	–	67,995
Housewares	–	209,568	–	209,568
Machinery - Farm	–	174,750	–	174,750
Metal - Diversified	259,255	418,702	–	677,957
Metal - Iron	586,742	–	–	586,742
Miscellaneous Manufacturing	–	255,357	–	255,357
Multi-line Insurance	–	665,001	–	665,001
Oil Companies - Exploration & Production	175,689	252,403	–	428,092
Oil Companies - Integrated	7,590,253	1,028,037	–	8,618,290
Oil Refining & Marketing	–	1,099,692	–	1,099,692
Property/Casualty Insurance	–	371,277	–	371,277
Recreational Centers	–	215,692	–	215,692
Regional Banks - Non US	554,788	–	–	554,788

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Retail - Jewelry	$–	$113,206	$–	$113,206
Retail - Major Dept Store	–	596,540	–	596,540
Steel - Producers	1,456,353	1,163,925	–	2,620,278
Telecom Services	–	339,865	–	339,865
Telephone - Integrated	374,753	–	–	374,753
Textile - Apparel	–	212,889	–	212,889
Tobacco	–	177,256	–	177,256
Transportation - Rail	613,168	–	–	613,168
Transportation - Services	–	267,589	–	267,589
Travel Services	–	141,951	–	141,951
Warehousing & Harbor Transportation Services	–	121,804	–	121,804
Exchange Traded Funds	475,559	–	–	475,559
Warrant	–	0	–	0
Investments, at Value	$16,086,274	$18,649,761	$–	$34,736,035
Total Assets	$16,086,274	$18,649,761	$–	$34,736,035
Liabilities
Other Financial Instruments†
Currency Contract	–	(28,143)	–	(28,143)
Total Liabilities	$–	$(28,143)	$–	$(28,143)

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund
Investments in Securities*
Common Stocks
Advertising Agencies	$–	$21,479	$–	$21,479
Airlines	–	208,967	–	208,967
Apparel Manufacturers	–	203,916	–	203,916
Appliances	–	86,635	–	86,635
Automotive - Cars & Light Trucks	–	171,266	–	171,266
Automotive - Medium & Heavy Duty Trucks	–	905,434	–	905,434
Automotive/Truck Parts & Equipment - Replacement	–	465,467	–	465,467

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund (continued)
Investments in Securities*
(continued)
Batteries/Battery Systems	$–	$196,252	$–	$196,252
Building - Heavy Construction	–	14,654	–	14,654
Building & Construction Products - Miscellaneous	–	22,671	–	22,671
Building Products - Cement	–	783,270	–	783,270
Casino Hotels	–	555,846	–	555,846
Coal	–	292,287	–	292,287
Consumer Products - Miscellaneous	–	369	–	369
Containers - Paper/Plastic	–	18,519	–	18,519
Cosmetics & Toiletries	–	23,050	–	23,050
Distribution/Wholesale	–	36,063	–	36,063
Diversified Minerals	–	33,163	–	33,163
Electric - Generation	–	21,872	–	21,872
Electronic Components - Miscellaneous	–	216,393	–	216,393
Electronic Components - Semiconductors	–	247,610	–	247,610
Energy - Alternate Sources	–	18,545	–	18,545
Enterprise Software/Services	–	598,817	–	598,817
Entertainment Software	–	180,389	–	180,389
Finance - Other Services	–	394,329	–	394,329
Food - Flour & Grain	–	165,260	–	165,260
Gas - Distribution	–	156,485	–	156,485
Industrial Audio & Video Production	–	11,652	–	11,652
Internet Application Software	–	1,184,094	–	1,184,094
Internet Content - Entertainment	–	147,620	–	147,620
Investment Management/Advisory Services	–	19,891	–	19,891
Life/Health Insurance	–	95,406	–	95,406
Machinery - Construction & Mining	–	502,262	–	502,262
Machinery - General Industrial	–	20,029	–	20,029
Metal Processors & Fabricators	–	593,616	–	593,616
Non-Ferrous Metals	10,000	–	–	10,000
Oil Companies - Exploration & Production	–	713,998	–	713,998
Oil Refining & Marketing	–	397,472	–	397,472

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
China Region Fund (continued)
Investments in Securities*
(continued)
Paper & Related Products	$–	$19,410	$–	$19,410
Petrochemicals	694,025	52,580	–	746,605
Photo Equipment & Supplies	–	646,524	–	646,524
Property/Casualty Insurance	–	146,493	–	146,493
Public Thoroughfares	–	20,605	–	20,605
Real Estate Management/Services	–	326,966	–	326,966
Real Estate Operating/Development	–	2,038,653	–	2,038,653
Retail - Automobile	–	211,163	–	211,163
Retail - Hypermarkets	–	198,694	–	198,694
Semiconductor Components - Integrated Circuit	–	34,373	–	34,373
Semiconductor Equipment	–	51,094	–	51,094
Steel - Producers	–	314,246	–	314,246
Telecom Equipment Fiber Optics	–	175,036	–	175,036
Telecom Services	–	325,473	–	325,473
Wire & Cable Products	–	181,655	–	181,655
Investments, at Value	$704,025	$14,468,013	$–	$15,172,038

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2018 through September 30, 2018:

	Transfers From		Transfers from
Fund	Level 1 to Level 2*		Level 2 to Level 1*
Global Resources Fund	$195,144	(1)	$304,563	(2)
World Precious Minerals Fund	—		2,701,104	(2)
Gold and Precious Metals Fund	—		3,145	(2)
Emerging Europe Fund	—		2,128,157	(2)
China Region Fund	—		10,000	(2)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a IDC fair value price at the end of the period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(2)	Securities were valued at a quoted price at the end of the period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2018 through September 30, 2018:

		Corporate
		Non-
	Common	Convertible
	Stocks	Bond	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/17	$394,500	$233,829	$628,329
Net change in unrealized appreciation (depreciation)	(129,538)	—	(129,538)
Ending Balance 09/30/18	$264,962	$233,829	$498,791
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/18	$(129,538)	$—	$(129,538)

		Corporate
		Non-
	Common	Convertible	Subscription
	Stocks	Bond	Receipt	Total
Global Resources Fund
Beginning Balance 12/31/17	$6,900,515	$2,805,938	$485,324	$10,191,777
Purchases	388,470	—	—	388,470
Transfers out of Level 3	—	—	(431,704)	(431,704)
Net change in unrealized appreciation (depreciation)	(2,263,670)	—	(53,620)	(2,317,290)
Ending Balance 09/30/18	$5,025,315	$2,805,938	$—	$7,831,253
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/18	$(2,263,670)	$—	$—	$(2,263,670)

		Corporate
		Non-
	Common	Convertible	Subscription
	Stock	Bond	Receipt	Warrants	Total
World Precious Minerals Fund
Beginning Balance 12/31/2017	$2,048	$748,250	$453,461	$0	$1,203,759
Purchases	—	—	2,194,063	0	2,194,063
Transfers out of Level 3	—	—	(1,961,929)	0	(1,961,929)
Net change in unrealized appreciation (depreciation)	(2,048)	—	(685,595)	0	(687,643)
Ending Balance 09/30/18	$0	$748,250	$—	$0	$748,250
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/18	$(2,048)	$—	$—	$—	$(2,048)

		Corporate
		Non-
	Common	Convertible
	Stocks	Bond	Units	Warrants	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/17	$477,327	$280,594	$2,000,000	$—	$2,757,921
Transfers out of Level 3	(104,825)	—	—	0	(104,825)
Conversion to Common Stock	2,000,000	—	(2,000,000)	0	—
Net change in unrealized appreciation (depreciation)	(372,502)	—	—	0	(372,502)
Ending Balance 09/30/18	$2,000,000	$280,594	$—	$0	$2,280,594

Notes to Portfolios of Investments (unaudited)	September 30, 2018

		Corporate
		Non-
	Common	Convertible
	Stocks	Bond	Units	Warrants	Total
Gold and Precious Metals Fund
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/18	$—	$—	$—	$0	$—

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted
	09/30/18	Technique(s)	Input	Average)
Holmes Macro Trends Fund
Investments in Securities
Common Stocks	0	Market Transaction(1)	Discount	100%
Common Stocks	264,962	Method of Comparables Pricing(2)	Multiples	7.3 - 24.0 (12.1)
Corporate Note	233,829	Market Transaction(1)	Discount	0%

Global Resources Fund
Investments in Securities				0% - 100% discount
Common Stocks	401,385	Market Transaction(1)	Discount	(99% discount)
Common Stocks	4,623,930	Method of Comparables Pricing(2)	Multiples	7.3 - 24.0 (12.1)
Corporate Note	2,805,938	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	-	Market Transaction(1)	Discount	100%
Special Warrants	-	Market Transaction(1)	Discount	100%
Corporate Note	748,250	Market Transaction(1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities				0%-100% discount
Common Stocks	2,000,000	Market Transaction(1)	Discount	(14% discount) 0% - 100% discount
Corporate Notes	280,594	Market Transaction(1)	Discount	(63% discount)
Warrants	-	Market Transaction(1)	Discount	0%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)	The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2018.

	Shares of Affiliated Companies
	December 31,			September 30,
Global Resources Fund	2017	Additions	Reductions	2018
Atlas African Industries, Ltd.	255,854,621	—	(255,854,621)	—	(a)
Bravern Ventures, Ltd.	254,431	—	(254,431)	—	(a)
Caribbean Resources Corp.	17	—	—	17
Libero Copper Corp.	—	3,250,000	—	3,250,000
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

At September 30, 2018, the value of investments in affiliated companies was $257,907, representing 0.34% of net assets, and the total cost was $28,172,495. Net realized loss on transactions was $(6,842,271) and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31,			September 30,
World Precious Minerals Fund	2017	Additions	Reductions	2018
Argo Gold, Inc.	1,825,000	517,500	—	2,342,500
Barksdale Capital Corp.	—	2,700,000	—	2,700,000
Barsele Minerals Corp.	7,871,299	603,701	(1,425,000)	7,050,000
Barsele Minerals Corp., Warrants	600,000	—	(600,000)	—	(a)
Black Dragon Gold Corp.	—	5,000,000	—	5,000,000
Bluebird Battery Metals, Inc. (formerly Golden Peak Minerals, Inc.)	2,299,998	—	(1,299,998)	1,000,000	(a)
Chakana Copper Corp.	—	4,575,000	—	4,575,000
CopperBank Resources Corp.	15,979,418	—	—	15,979,418
Dolly Varden Silver Corp.	8,000,000	200,000	—	8,200,000
Mammoth Resources Corp.	2,171,200	—	—	2,171,200
Radisson Mining Resources, Inc.	—	9,000,000	—	9,000,000
Toachi Mining, Inc.	6,000,000	—	—	6,000,000
TriStar Gold, Inc.	27,110,500	2,789,500	—	29,900,000
TriStar Gold, Inc., Warrants	1,000,000	—	—	1,000,000
VR Resources, Ltd.	1,750,000	1,250,000	—	3,000,000
VR Resources, Ltd., Warrants	862,500	—	—	862,500

At September 30, 2018, the value of investments in affiliated companies was $16,788,614, representing 20.64% of net assets, and the total cost was $20,011,207. Net realized gain on transactions was $26,486 and there was no income earned for the period.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Shares of Affiliated Companies
	December 31,			September 30,
Gold And Precious Metals Fund	2017	Additions	Reductions	2018
Mene, Inc.	5,714,285	—	—	5,714,285
Mene, Inc., Warrants	—	5,714,285	—	5,714,285

At September 30, 2018, the value of investments in affiliated companies was $2,000,000, representing 2.46% of net assets, and the total cost was $2,000,000. There was no realized gain (loss) on transactions and no income earned for the period.

(a)	At September 30, 2018, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Macro Trends Fund	Date	Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of September 30, 2018, the total cost of restricted securities was $660,454, and the total value was $498,791, representing 1.27% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Global UAV Technologies, Ltd., 144A	09/27/18	$0.00
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
CruzSur Energy Corp.	08/30/17	$0.79

As of September 30, 2018, the total cost of restricted securities was $10,338,904, and the total value was $7,461,524, representing 9.73% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Radisson Mining Resources, Inc.	08/23/18	$0.08
Strikepoint Gold, Inc., 144A, Warrants (July 2020)	09/27/18	$0.00

As of September 30, 2018, the total cost of restricted securities was $993,560, and the total value was $957,866, representing 1.18% of net assets.

Notes to Portfolios of Investments (unaudited)	September 30, 2018

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of September 30, 2018, the total cost of restricted securities was $280,594, and the total value was $280,594, representing 0.34% of net assets.

Open forward foreign currency contracts as of September 30, 2018, were as follows:

							Settlement
							Value at
		Currency to		Currency to		Settlement	September	Net Unrealized
Fund	Counterparty	Deliver		Receive		Date	30, 2018	Depreciation
Emerging Europe Fund	Brown Brothers Harriman & Co.	TRY	6,700,000	USD	1,070,373	10/16/2018	$1,098,516	$(28,143)

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 26, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 26, 2018